CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (6,467)	$ (17,389)	$ (25,351)
Depreciation and amortization:
Property and equipment	509	526	737
Deferred issuance costs	34	139	139
Gain from disposal of property and equipment	(407)
Accrued interest, premium amortization and loss (gain), net from sale of marketable securities	664	2,063	(1,515)
Impairment of marketable securities		2,772	447
Increase (decrease) in accrued severance pay	(96)	(522)	330
Compensation related to employee stock option grants	590	1,086	1,572
Gain from the sale of an equity investment		(369)	(1,624)
Increase in other long-term liabilities	20	20	20
Changes in operating assets and liabilities:
Decrease (increase) in trade receivables and other current assets	2,610	1,101	(8,218)
Decrease in trade payables, accrued expenses and other payables	(2,866)	(1,522)	(742)
Increase in deferred income	16	323	562
Decrease (increase) in inventories	(374)	(899)	(481)
Net cash used in operating activities	(7,758)	(16,548)	(31,182)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment		(653)	(557)
Increase in restricted cash deposit	(354)
Proceeds from disposal of property and equipment	97
Change in funds in respect of accrued severance pay, net	(267)	363	(317)
Proceeds from equity investments		369	2,772
Proceeds from marketable securities and bank deposits	18,977	12,583	7,572
Purchase of marketable securities	(143)	(8,924)	(9,651)
Net cash provided by investing activities	18,310	3,738	13,656
CASH FLOWS FROM FINANCING ACTIVITIES:
Exercise of options granted to employees		15	35
Proceeds from issuance of share capital and warrants		660	16,992
Issuance of Series B convertible notes, net of issuance costs		8,010
Loan from shareholders	400
Net cash provided by (used in) financing activities	(11,166)	8,685	17,027
NET DECREASE IN CASH AND CASH EQUIVALENTS	(612)	(4,125)	(499)
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	3,485	7,610	8,109
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	2,873	3,485	7,610
SUPPLEMENTARY DISCLOSURE OF CASH FLOW INFORMATION - CASH PAID DURING THE YEAR FOR:
Interest paid	1,981	1,597	1,509
Advances paid to income tax authorities	10	16	43
Convertible Subordinated Notes Series A [Member]
Depreciation and amortization:
Adjustments in the value of convertible notes	(754)	(156)	(2,942)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments on account of convertible notes	(10,670)
Convertible Subordinated Notes Series B [Member]
Depreciation and amortization:
Adjustments in the value of convertible notes	(1,985)	(3,621)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments on account of convertible notes	$ (894)